Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

4.         Intangible assets

(in thousands of €)
Opening balance as on January 1, 2017	Intangibles acquired separately	Software licenses	Total
Cost	€—	€93	€93
Accumulated amortization	—	(76)	(76)
Book value at the beginning of the year	—	17	17
Movements
Additions	—	6	6
Amortization	—	(10)	(10)
Balance as on December 31, 2017
Cost	—	99	99
Accumulated amortization	—	(86)	(86)
Book value at year end	—	13	13
Movements
Additions	—	62	62
Cost of disposals	—	(2)	(2)
Amortization	—	(19)	(19)
Accumulated ammortization on disposals	—	2	2
Balance as on December 31, 2018
Cost	—	159	159
Accumulated amortization	—	(103)	(103)
Book value at year end	—	56	56
Movements
Additions	39,881	262	40,143
Amortization	—	(38)	(38)
Balance as on December 31, 2019
Cost	39,881	421	40,302
Accumulated amortization	—	(141)	(141)
Book value at year end	€39,881	€280	€40,161

Intangible assets related to software licenses are amortized over 3 years.

The intangibles assets held by the Company increased substantially as a result of the in-licensing of the ENHANZE® drug delivery technology from Halozyme. Under the terms of the agreement, the Company paid an upfront payment of $30 million, exercised the option to nominate an additional target (triggering a $10 million development milestone payment) and initiated a Phase 1 clinical trial using Halozyme's proprietary ENHANZE® drug delivery technology (triggering a $5 million development milestone payment). In line with its accounting policies, the Company has capitalized this upfront payment upon commencement of the in-license agreement. The development milestone payments have been capitalized when the development milestone was triggered.

The Company performed an annual impairment review on the intangible assets not yet available for use. This review did not result in the recognition of an impairment charge.

As of December 31, 2019, there are no commitments to acquire additional intangible assets, except as set forth in note 30. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.